Share Capital	9 Months Ended
Jan. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
9.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2025 Transactions

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility with Clear Street LLC ("ATM Facility").

During the year ended April 30, 2025, the Company issued 13,315,850 Common Shares under the ATM Facility with proceeds net of commissions of $12.2 million.

During the year ended April 30, 2025, the Company issued 5,893,768 common shares with a value of U.S.$3.0 million pursuant to the conversion of U.S.$3.0 million principal balance of convertible debentures.

2026 Transactions

On November 7, 2025, the Company established an at-the-market equity offering facility ("Jones ATM Facility") with JonesTrading Institutional Services, LLC ("Jones"). The Company is entitled, at its discretion and from time-to-time during the term of the ATM Agreement, to sell, through the Agent common shares of the Company. On November 7, 2025, in connection with the Jones ATM Facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to US$30.0 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the U.S. Securities Act, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all others cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the Jones ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the Jones ATM Facility.

During the three months ended January 31, 2026, 533,969 common shares were sold under the ATM with gross proceeds of $1.1 million.

c)
Options

The following table summarizes stock option awards during the nine months ended January 31, 2026 and the year ended April 30, 2025, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
8/3/2024	799,767	0.86	Officers and employees	0.86	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the nine months ended January 31, 2026 and 2025, the Company has recorded $0.5 million and $0.4 million of share-based expense, respectively.

The changes in the stock options for the nine months ended January 31, 2026 and the year ended April 30, 2025 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.20	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Granted	—	—	—
Expired	(451,208)	10.90	—
Forfeited	—	—	—
Balance, January 31, 2026 (outstanding)	1,476,717	3.97	4.62
Unvested	(424,194)	1.23	8.33
Exercisable, January 31, 2026	1,052,523	5.07	3.12

Details of the options outstanding as of January 31, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
January 7, 2027	7.94	0.93	223,000	-	223,000
January 13, 2027	8.30	0.95	16,000	-	16,000
May 15, 2027	5.79	1.28	64,000	-	64,000
February 19, 2027(1)	5.60	1.05	7,265	-	7,265
February 19, 2028(1)	5.60	2.05	471,452	-	471,452
January 19, 2029(2)	2.02	2.97	60,000	11,111	48,889
January 4, 2033(3)	2.01	6.93	8,000	2,167	5,833
May 8, 2033(3)	2.01	7.27	4,000	1,417	2,583
June 11, 2033(3)	2.01	7.36	8,000	3,000	5,000
August 8, 2033(3)	2.01	7.52	4,000	1,667	2,333
November 13, 2033(3)	2.01	7.79	8,000	3,833	4,167
February 19, 2034(3)	2.01	8.06	8,000	4,333	3,667
August 2, 2034(4)	1.18	8.51	595,000	396,667	198,333
	3.97	4.62	1,476,717	424,194	1,052,523

(1)
Exercise price of US $4.10. The figure in the table above is translated at the January 31, 2026 rate.
(2)
Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2026 rate.
(3)
Exercise price of US $1.47. The figure in the table above is translated at the January 31, 2026 rate.
(4)
Exercise price of US $0.86. The figure in the table above is translated at the January 31, 2026 rate.
d)
Finder’s Warrants

There were no changes in the finder's warrants during the nine months ended January 31, 2026 or the year ended April 30, 2025. Details of the finder’s warrants outstanding as of January 31, 2026 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024	130,111	0.00	0.00
Issued	56,650	—	—
Balance, April 30, 2025	186,761	16.44	2.62
Balance, January 31, 2026	186,761	16.42	0.87

Details of the finder's warrants outstanding as at January 31, 2026.

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	22.97	0.01	130,111
December 8, 2028(2)	1.37	2.85	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2026 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2026 rate.

e)
Restricted Stock Units

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of January 31, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0.42
Granted	1,287,335	2.54
Exercised	(23,779)	0.70
Forfeited	(18,528)	0.40
Balance, January 31, 2026 (outstanding)	1,291,028	2.52
Unvested	(1,279,528)	2.54
Vested and outstanding, January 31, 2026	11,500	0.55

During the nine months ended January 31, 2026 and 2025, in the $0.5 million and $0.4 million of share-based expense, $0.3 and nil derived from RSUs, respectively.